REVENUE AND DEFERRED INCOME	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED INCOME

4. REVENUE AND DEFERRED INCOME

4A. REVENUE

	2024 A$	2023 A$	2022 A$
Sales of EasyDNA branded test - point in time	6,162,865	7,698,605	5,989,782
Sales of AffinityDNA branded test - point in time	1,367,834	944,058	-
Sales of geneType branded test - point in time	134,085	43,455	7,551
License fees - over time	-	-	797,483
Total revenue from contract with customers	7,664,784	8,686,118	6,794,816

4B. DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

The Group’s revenue disaggregated by primary geographical markets is as follows:

	2024 A$	2023 A$	2022 A$
America and Canada	1,666,961	2,242,169	2,274,551
Europe Middle East and Africa	4,069,799	4,494,626	2,501,302
Latin America	190,422	322,033	128,840
Asia Pacific	1,737,602	1,627,290	1,890,123
Total revenue	7,664,784	8,686,118	6,794,816

4C. CONTRACT BALANCES

	Note	2024 A$	2023 A$
Receivables, which are included in ‘net trade receivables’	12	209,254	1,049,393
Contract liabilities		741,647	849,212

Contract liabilities arises from revenue for all business units, which is the consideration received in respect of unsatisfied performance obligation. There are no contract assets as at 30 June 2024 (2023: Nil).

The amount of A$849,212 included in deferred income (contract liabilities) at 30 June 2023 has been recognized as revenue in 2024 (2023: A$814,150).

No revenue was recognized in 2024 from performance obligations satisfied (fully or partially unsatisfied) in previous periods (2023: Nil, 2022: Nil).